Net Income Per Limited Partner Unit (Schedule of Net Income By Class of Participating Securities) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Partners' Capital [Abstract]
Net income attributable to the Partnership	[1]	$ 194.2	$ 116.0	$ 28.9
Distributions declared		175.8	99.4	27.3
Distributions less than net income attributable to the Partnership		$ 18.4	$ 16.6	$ 1.6
Weighted average units outstanding, general partner, basic		1,649,169	1,499,704	1,437,433
Weighted average units outstanding, basic		82,559,111	74,985,187	71,871,657
Weighted average units outstanding, general partner, diluted		1,649,169	1,499,704	1,437,433
Weighted average units outstanding, diluted		82,559,111	74,985,187	71,871,657
Common Units [Member]
Partners' Capital [Abstract]
Weighted average units outstanding, limited partner, basic		68,173,891	38,268,371	35,217,112
Weighted average units outstanding, limited partner, diluted		68,173,891	38,268,371	35,217,112
Net income per limited partner unit, basic		$ 2.02	$ 1.48	$ 0.40
Net income per limited partner unit, diluted		$ 2.02	$ 1.48	$ 0.40
Subordinated Units [Member]
Partners' Capital [Abstract]
Weighted average units outstanding, limited partner, basic		12,736,051	35,217,112	35,217,112
Weighted average units outstanding, limited partner, diluted		12,736,051	35,217,112	35,217,112
Net income per limited partner unit, basic		$ 1.24	$ 1.45	$ 0.40
Net income per limited partner unit, diluted		$ 1.24	$ 1.45	$ 0.40
General Partner [Member]
Partners' Capital [Abstract]
Net income attributable to the Partnership		$ 41.0	$ 8.3	$ 0.6
Distributions declared	[2]	39.9	7.9	0.5
Distributions less than net income attributable to the Partnership		1.1	0.4	0.1
Limited Partner [Member] | Common Units [Member]
Partners' Capital [Abstract]
Net income attributable to the Partnership		137.4	56.5	14.1
Distributions declared	[2]	122.9	48.1	13.4
Distributions less than net income attributable to the Partnership		14.5	8.4	0.7
Limited Partner [Member] | Subordinated Units [Member]
Partners' Capital [Abstract]
Net income attributable to the Partnership		15.8	51.2	14.2
Distributions declared	[2]	13.0	43.4	13.4
Distributions less than net income attributable to the Partnership		$ 2.8	$ 7.8	$ 0.8

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.
[2]	Distributions declared are attributable to the indicated periods.